Consolidated Statement of Financial Position as of December 31 - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 77,292	$ 109,295	$ 166,775	$ 166,684
Accounts receivable and accrued revenues	42,212	34,461
Prepaid expenses	3,197	3,627
Bunkers, lube oils and consumables	23,675	7,906
Asset held for sale	20,762	23,216
Total current assets	167,137	178,505
Non-current assets
Net book value of vessels and time charter contracts	1,444,146	1,177,521
Advances for vessels under construction	114,759	43,638
Other property, plant and equipment	464	661
Investment in associate company	3,992	3,412
Total non-current assets	1,563,360	1,225,232
Total assets	1,730,497	1,403,737
Current liabilities
Accounts payable and accrued expenses	17,427	12,378
Derivative financial liabilities, current	545	2,257
Current portion long-term debt	65,053	57,521
Deferred shipping revenues	0	2,154
Total current liabilities	83,026	74,310
Non-current liabilities
Long-term debt	721,151	643,974
Derivative financial liabilities, non-current	0	442
Other non-current liabilities	428	0
Total non-current liabilities	721,579	644,416
Total liabilities	804,605	718,726
Stockholders' equity
Common stock at par value	1,424	934
Additional paid-in capital	1,140,794	881,097
Accumulated deficit	(222,087)	(205,099)
Translation differences	85	(203)
Other reserves	5,676	8,283
Total stockholders' equity	925,892	685,011
Total liabilities and stockholders' equity	$ 1,730,497	$ 1,403,737